Schedule of Investments (unaudited) October 31, 2019	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.0%

Argentina — 0.0%
Arcos Dorados Holdings, Inc., Class A	4,206	$31,419

Brazil — 7.2%
AMBEV SA	87,700	380,059
AMBEV SA, ADR	59,495	256,423
B3 SA — Brasil Bolsa Balcao	44,100	531,993
Banco Bradesco SA — ADR	34,784	304,708
Banco Bradesco SA, Preference Shares	218,220	1,913,676
Banco do Brasil SA	3,000	36,018
Banco Santander Brasil SA	14,908	174,968
Braskem SA, Preference A Shares	4,612	31,854
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	6,425	132,954
CPFL Energia SA	18,800	154,788
Iochpe-Maxion SA	80,859	351,622
Itau Unibanco Holding SA, Preference Shares	152,892	1,381,194
Itau Unibanco Holding SA, Preference Shares — ADR	12,268	110,780
JBS SA	147,934	1,043,524
Magazine Luiza SA	4,000	44,523
Tim Participacoes SA	22,080	62,873
Totvs SA	29,300	455,007
Ultrapar Participacoes SA	90,834	427,388

		7,794,352

China — 29.5%
Alibaba Group Holding Ltd. — ADR(a)	32,749	5,785,766
Anhui Conch Cement Co. Ltd., Class A	46,899	280,390
Anhui Conch Cement Co. Ltd., Class H	101,000	603,649
BAIC Motor Corp. Ltd., Class H(b)	154,000	95,527
Bank of Beijing Co. Ltd., Class A	135,800	106,645
Bank of Jiangsu Co. Ltd., Class A	126,299	126,646
Bank of Shanghai Co. Ltd., Class A	196,797	260,272
China Aoyuan Group Ltd.	37,000	47,283
China CITIC Bank Corp. Ltd., Class H	217,000	125,786
China CITIC Bank Corp., Ltd., Class A	259,197	225,249
China Communications Services Corp. Ltd., Class H	296,000	182,788
China Construction Bank Corp., Class H	537,000	430,282
China Everbright Bank Co. Ltd., Class A	387,800	238,606
China Life Insurance Co. Ltd., Class H	678,000	1,743,606
China Medical System Holdings, Ltd.	39,000	52,889
China Minsheng Banking Corp. Ltd., Class A(a)	190,000	165,653
China Mobile Ltd.	114,000	926,443
China Pacific Insurance Group Co. Ltd., Class A	16,800	82,099
China Pacific Insurance Group Co. Ltd., Class H	24,400	88,530

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class H	1,140,000	$648,403
China Railway Group Ltd., Class H	225,000	135,611
China Shenhua Energy Co. Ltd., Class H	145,000	294,486
China State Construction Engineering Corp. Ltd., Class A	212,000	157,595
China Unicom Hong Kong Ltd.	94,000	92,543
CNOOC Ltd.	602,000	895,926
CNOOC Ltd. — ADR	402	59,713
Country Garden Holdings Co. Ltd.	57,000	79,129
Country Garden Services Holdings Co. Ltd.	46,000	155,865
Greenland Holdings Group Co. Ltd., Class A	77,800	75,193
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	14,000	44,279
Guotai Junan Securities Co. Ltd., Class A	84,098	203,301
Haitong Securities Co. Ltd., Class H	78,800	80,448
Hollysys Automation Technologies Ltd.	5,777	81,514
Industrial & Commercial Bank of China Ltd., Class H	921,000	659,798
JD.com, Inc. — ADR(a)	55,367	1,724,682
Jiangsu Hengrui Medicine Co. Ltd., Class A	16,899	217,634
Jiangxi Copper Co. Ltd., Class H	7,000	8,195
Jinke Properties Group Co. Ltd., Class A	81,800	80,373
Kunlun Energy Co. Ltd.	1,190,000	1,107,576
Lenovo Group Ltd.	896,000	624,640
Li Ning Co. Ltd.	263,000	891,786
Lonking Holdings Ltd.	473,000	131,108
Metallurgical Corp. of China Ltd., Class H	186,000	39,376
NetEase, Inc. — ADR	1,504	429,934
New Oriental Education & Technology Group, Inc. — ADR(a)	5,692	694,766
PetroChina Co. Ltd., ADR(c)	3,910	188,579
PetroChina Co. Ltd., Class H	1,726,000	841,704
Ping An Insurance Group Co. of China Ltd., Class H	103,000	1,188,803
Poly Developments and Holdings Group Co. Ltd., Class A	83,400	170,266
Q Technology Group Co. Ltd.(a)	39,000	51,705
RiseSun Real Estate Development Co. Ltd., Class A	1	1
Sany Heavy Industry Co. Ltd., Class A	86,897	165,862
SDIC Power Holdings Co. Ltd., Class A	55,190	65,253
Shaanxi Coal Industry Co. Ltd., Class A	149,145	177,131
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	8	21

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,700	$42,824
Shanghai Pudong Development Bank Co. Ltd., Class A	128,609	228,020
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	30,100	29,907
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,400	60,527
Sinopec Engineering Group Co. Ltd., Class H	65,000	37,132
Sinopec Shanghai Petrochemical Co. Ltd., Class H	544,000	150,247
Sinopharm Group Co. Ltd., Class H	150,800	540,052
Sunny Optical Technology Group Co. Ltd.	9,600	154,309
Tencent Holdings Ltd.	122,900	4,985,182
Tianneng Power International Ltd.	64,000	41,806
Tingyi Cayman Islands Holding Corp.	148,000	196,884
Tsingtao Brewery Co. Ltd., Class H	18,000	104,310
Vipshop Holdings Ltd. — ADR(a)	17,456	201,442
Weichai Power Co. Ltd., Class H	379,000	596,553
Zhongsheng Group Holdings Ltd.	15,000	49,728
Zijin Mining Group Co. Ltd., Class H	196,000	67,892
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	154,800	113,638
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	202,198	167,650

		31,799,411

Colombia — 0.5%
Bancolombia SA — ADR	10,648	552,418

Czech Republic — 0.3%
CEZ AS	15,681	357,690

Greece — 0.1%
Hellenic Telecommunications Organization SA	4,341	65,837
OPAP SA	3,965	43,121

		108,958

Hong Kong — 1.0%
Anta Sports Products Ltd.	33,000	322,810
Beijing Enterprises Holdings Ltd.	13,000	61,209
Bosideng International Holdings Ltd.	114,000	58,950
China Gas Holdings Ltd.	25,600	109,054
China Mobile, Ltd., ADR	3,797	153,323
China Overseas Land & Investment Ltd.	14,000	44,177
China Resources Power Holdings Co., Ltd.	42,000	52,783
China Traditional Chinese Medicine Holdings Co. Ltd.	100,000	44,653
ENN Energy Holdings Ltd.	12,800	146,029

Security	Shares	Value

Hong Kong (continued)
Shimao Property Holdings Ltd.	22,500	$75,377

		1,068,365

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	16,959	167,712
Richter Gedeon Nyrt	6,036	111,866

		279,578

India — 8.7%
Arvind Ltd.	270,592	192,046
Aurobindo Pharma Ltd.	13,090	86,711
Axis Bank Ltd.	25,816	267,483
Bajaj Finance Ltd.	1,743	98,842
Bajaj Finserv Ltd.	2,146	245,954
Bata India Ltd.	2,158	54,926
Biocon Ltd.	96,080	333,181
Birlasoft Ltd.(a)	21,375	20,063
Blue Star Ltd.	3,323	39,417
Bosch Ltd.	298	64,223
Century Textiles & Industries Ltd.	17,690	105,311
Cipla Ltd.	8,995	59,176
Cummins India Ltd.	4,380	33,556
Dabur India Ltd.	10,585	68,865
Dr. Reddy’s Laboratories Ltd.	8,635	339,024
GAIL India Ltd.	356,794	690,061
Glenmark Pharmaceuticals Ltd.	74,325	330,298
HDFC Bank Ltd.	2,910	50,419
HDFC Bank Ltd. — ADR	6,492	396,596
Hemisphere Properties India Ltd.(a)	11,589	25,157
Hindalco Industries Ltd.	51,350	135,743
Hindustan Unilever Ltd.	12,302	377,059
Housing Development Finance Corp. Ltd.	11,995	359,994
Indiabulls Housing Finance Ltd.	12,580	36,505
Indian Oil Corp. Ltd.	48,832	100,864
IndusInd Bank Ltd.	5,084	94,041
Infosys Ltd.	98,929	951,288
Infosys Ltd. — ADR	91,638	878,808
ITC Ltd.	115,677	419,814
Jubilant Foodworks Ltd.	5,722	128,981
Kalpataru Power Transmission Ltd.	3,993	24,256
Mahanagar Gas Ltd.	2,638	37,874
Marico Ltd.	17,934	92,493
Mphasis Ltd.	11,204	150,103
NBCC India Ltd.	128,767	67,999
Petronet LNG Ltd.	64,910	261,924
PI Industries Ltd.	2,106	42,415
Pidilite Industries Ltd.	14,831	292,858
PVR Ltd.	1,502	37,586
Radico Khaitan Ltd.	9,639	42,978
RBL Bank Ltd.(b)	32,809	143,209
Reliance Industries Ltd.	11,503	237,092
Sun Pharmaceutical Industries Ltd.	7,125	43,525
Tata Communications Ltd.	11,589	57,538

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Consultancy Services Ltd.	3,191	$102,109
Tata Motors Ltd.(a)	78,788	194,821
Tech Mahindra Ltd.	4,293	44,702
UltraTech Cement Ltd.	1,812	105,817
United Breweries Ltd.	4,491	80,802
United Spirits Ltd.(a)	5,352	47,081
Wipro Ltd.	15,845	58,024
Zee Entertainment Enterprises Ltd.	69,112	253,925

		9,403,537

Indonesia — 1.0%
Bank Central Asia Tbk PT	16,500	36,932
Bank Mandiri Persero Tbk PT	476,600	238,238
Bank Negara Indonesia Persero Tbk PT	72,600	39,631
Bank Rakyat Indonesia Persero Tbk PT	618,400	185,294
Gudang Garam Tbk PT	115,000	459,278
Hanjaya Mandala Sampoerna Tbk PT	600,000	90,973
Indofood CBP Sukses Makmur Tbk PT	95,200	78,819

		1,129,165

Malaysia — 2.3%
CIMB Group Holdings Bhd	633,800	795,432
Genting Bhd	430,800	598,429
Genting Malaysia Bhd	258,300	198,113
IHH Healthcare Bhd	141,600	192,985
Maxis Bhd	154,900	199,455
MISC Bhd	88,800	176,871
Petronas Gas Bhd	31,700	126,238
Telekom Malaysia Bhd	167,600	150,612

		2,438,135

Mexico — 2.4%
America Movil SAB de CV, Series L	1,783,359	1,412,855
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	43,500	58,410
Coca-Cola Femsa SAB de CV	6,900	37,917
Fomento Economico Mexicano SAB de CV	17,000	150,854
Grupo Aeroportuario del Centro Norte SAB de CV	104,098	721,730
Grupo Aeroportuario del Pacifico SAB de CV, Series B	6,600	69,196
Grupo Financiero Inbursa SAB de CV, Series O	112,400	139,649
Kimberly-Clark de Mexico SAB de CV, Series A(a)	17,100	34,482

		2,625,093

Netherlands — 0.5%
Yandex NV, Class A(a)	17,139	572,271

Peru — 0.2%
Credicorp Ltd.	420	89,897

Security	Shares	Value

Peru (continued)
Hochschild Mining PLC	60,787	$158,047

		247,944

Philippines — 0.4%
Ayala Corp.	13,975	236,614
Ayala Land, Inc.	110,340	105,444
Metropolitan Bank & Trust	44,790	59,625

		401,683

Poland — 1.7%
Bank Polska Kasa Opieki SA	15,417	435,387
Polski Koncern Naftowy ORLEN SA	21,201	579,701
Powszechna Kasa Oszczednosci Bank Polski SA	76,714	765,981

		1,781,069

Russia — 5.3%
Inter Rao UES PJSC	10,290,982	693,606
LUKOIL PJSC	3,126	288,789
Lukoil PJSC — ADR	21,052	1,940,005
Magnitogorsk Iron & Steel Works PJSC	739,358	421,471
MMC Norilsk Nickel PJSC	2,378	663,449
MMC Norilsk Nickel PJSC, ADR	14,098	391,122
Mobile Telesystems OJSC — ADR	11,735	105,028
Novatek PJSC — GDR	1,688	362,133
Novolipetsk Steel PJSC	33,960	66,283
PhosAgro PJSC, — GDR	8,704	109,496
Severstal PJSC	18,795	258,738
Severstal PJSC, — GDR	3,329	45,474
Sistema JSFC — GDR	10,395	46,995
Tatneft PJSC	30,387	355,160

		5,747,749

Saudi Arabia — 1.8%
Al Rajhi Bank	35,323	569,005
Alinma Bank	56,429	315,452
Almarai Co. JSC	4,541	60,401
Arab National Bank	12,342	74,902
Bank Al-Jazira	8,291	28,823
Bank AlBilad	4,406	29,139
Banque Saudi Fransi	5,260	47,292
Etihad Etisalat Co.(a)	7,820	46,904
National Commercial Bank	20,054	232,727
Riyad Bank	16,632	98,435
Samba Financial Group	14,511	107,228
Saudi British Bank	9,048	78,708
Saudi Electricity Co.	5,148	28,524
Saudi Telecom Co.	6,810	174,075

		1,891,615

Singapore — 0.0%
IGG, Inc.	43,000	28,100

South Africa — 4.3%
Anglo American Platinum Ltd.	12,765	952,638

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Anglo American PLC	8,131	$208,046
Barloworld Ltd.	46,817	372,896
Discovery Ltd.	11,401	90,758
FirstRand Ltd.	52,564	227,233
Gold Fields Ltd.	15,041	93,410
Gold Fields, Ltd., ADR(c)	44,520	275,134
Mr Price Group Ltd.	862	9,115
MultiChoice Group Ltd.(a)	24,945	207,753
Naspers Ltd., Class N	5,371	760,042
Nedbank Group Ltd.	18,681	283,396
Pick n Pay Stores Ltd.	13,634	59,641
Spar Group Ltd.	25,195	338,979
Standard Bank Group Ltd.	68,318	784,307

		4,663,348

South Korea — 10.0%
AfreecaTV Co., Ltd.	541	34,301
Celltrion, Inc.(a)	1,453	248,681
Cheil Worldwide, Inc.	1,366	29,035
Cosmax, Inc.	1,076	73,574
Daewoo Engineering & Construction Co. Ltd.(a)	16,607	61,928
Doosan Bobcat, Inc.(a)	1,559	42,035
Doosan Infracore Co. Ltd.(a)	55,048	266,951
Fila Korea, Ltd.	905	44,655
Green Cross Corp.	754	83,000
Hana Financial Group, Inc.	7,016	203,131
Hanwha Chemical Corp.	3,079	43,082
Hanwha Life Insurance Co. Ltd.	15,468	29,601
Hotel Shilla Co. Ltd.	2,087	138,737
Hyundai Engineering & Construction Co., Ltd.	3,024	111,413
Hyundai Glovis Co., Ltd.	829	107,382
Hyundai Mobis Co. Ltd.	763	155,601
Hyundai Motor Co.	2,054	215,145
Kakao Corp.	969	117,590
KB Financial Group, Inc.	7,245	260,816
Kia Motors Corp.	9,681	353,815
KT Corp. — ADR	73,485	825,237
Kumho Petrochemical Co. Ltd.	1,590	95,200
LG Electronics, Inc.	12,111	694,072
LG Electronics, Inc., Preference Shares	1,194	27,894
LG Household & Health Care Ltd.	268	290,002
LG Household & Health Care Ltd., Preference Shares	8	5,067
LG Innotek Co., Ltd.	896	93,067
LG Uplus Corp.	6,420	74,168
LOTTE Fine Chemical Co. Ltd.	1,850	70,145
LS Corp.	2,089	86,983
Mando Corp.	3,359	102,959
Mirae Asset Daewoo Co. Ltd.	5,445	33,383
NAVER Corp.	1,103	155,519
Osstem Implant Co. Ltd.(a)	990	33,940
POSCO	7,838	1,422,170

Security	Shares	Value

South Korea (continued)
Posco International Corp.	4,140	$64,703
Samsung Electronics Co. Ltd.	65,542	2,832,715
Samsung Engineering Co. Ltd.(a)	8,003	122,175
Samsung Fire & Marine Insurance Co. Ltd.	328	61,016
Samsung Life Insurance Co. Ltd.	1,665	101,111
Samsung SDS Co. Ltd.	1,254	216,586
Seegene, Inc.(a)	1,718	31,270
Shinhan Financial Group Co. Ltd.	9,755	355,424
Shinhan Financial Group Co. Ltd. — ADR	4,395	158,616
Songwon Industrial Co. Ltd.	2,064	27,329
Webzen, Inc.(a)	2,706	38,651
Woori Financial Group, Inc.	9,825	99,054

		10,738,929

Taiwan — 13.6%
Accton Technology Corp.	30,000	178,460
Acer, Inc.	345,000	201,305
Advantech Co. Ltd.	12,000	118,558
Cathay Financial Holding Co. Ltd.	213,000	281,939
Chailease Holding Co. Ltd.	100,552	453,089
China Life Insurance Co. Ltd.(a)	263,422	217,104
Compeq Manufacturing Co., Ltd.	42,000	58,755
Elan Microelectronics Corp.	9,000	27,767
Elite Material Co. Ltd.	9,000	37,383
Feng TAY Enterprise Co., Ltd.	4,400	29,723
Formosa Plastics Corp.	38,000	121,976
Fubon Financial Holding Co. Ltd.	200,000	292,607
Hon Hai Precision Industry Co. Ltd.	44,000	116,209
Largan Precision Co. Ltd.	5,000	733,672
MediaTek, Inc.	105,000	1,402,259
Merida Industry Co., Ltd.	13,000	75,228
Powertech Technology, Inc.	14,000	44,129
Quanta Computer, Inc.	256,000	491,080
Radiant Opto-Electronics Corp.	74,000	293,801
Realtek Semiconductor Corp.(a)	104,000	771,467
Shin Zu Shing Co. Ltd.	16,000	63,453
Simplo Technology Co. Ltd.	5,000	46,056
Taiwan Semiconductor Manufacturing Co. Ltd.	525,000	5,144,894
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	22,370	1,154,963
TPK Holding Co. Ltd.(a)	69,000	150,120
Uni-President Enterprises Corp.	700,000	1,729,267
Unimicron Technology Corp.	113,000	173,634
Wistron Corp.	22,000	20,170
Yuanta Financial Holding Co., Ltd.	255,000	159,367
Zhen Ding Technology Holding Ltd.	10,000	47,284

		14,635,719

Thailand — 1.8%
CK Power PCL, NVDR	1,661,100	332,825
CP ALL PCL — NVDR	192,400	497,304
Home Product Center PCL — NVDR	757,900	431,626

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
IRPC PCL — NVDR	1,075,300	$121,083
Kasikornbank PCL — NVDR	19,800	91,109
Plan B Media PCL	100,400	29,103
Siam Commercial Bank PCL — NVDR	94,400	349,876
TMB Bank PCL — NVDR	1,951,500	93,023

		1,945,949

Turkey — 1.5%
Akbank TAS(a)	27,904	33,713
Haci Omer Sabanci Holding AS	68,608	99,247
KOC Holding AS	163,434	535,703
Migros Ticaret AS(a)	10,548	37,861
Pegasus Hava Tasimaciligi AS(a)	6,863	79,252
Tekfen Holding AS	63,362	187,599
Tofas Turk Otomobil Fabrikasi AS	9,832	38,446
Tupras Turkiye Petrol Rafinerileri AS	5,539	120,564
Turk Telekomunikasyon AS(a)	56,141	57,021
Turkcell Iletisim Hizmetleri AS	19,440	42,745
Turkcell Iletisim Hizmetleri AS, ADR	23,984	131,192
Turkiye Garanti Bankasi AS(a)	125,191	201,228

		1,564,571

United Arab Emirates — 0.3%
Aldar Properties PJSC	221,657	141,752
DP World PLC	3,073	40,791

Security	Shares	Value

United Arab Emirates (continued)
Dubai Islamic Bank PJSC	8,609	$12,393
Emaar Properties PJSC	47,249	54,913
First Abu Dhabi Bank PJSC	20,628	85,375

		335,224

United States — 0.3%
Genpact Ltd.	8,430	330,203

Total Long-Term Investments — 95.0% (Cost — $97,677,412)		102,472,495

Short-Term Securities — 4.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(d)	4,814,526	$4,814,526
SL Liquidity Series, LLC, Money Market Series, 1.97%(d)(e)(f)	195,678	195,717

Total Short-Term Securities — 4.6% (Cost — $5,010,243)		5,010,243

Total Investments — 99.6% (Cost — $102,687,655)		107,482,738

Other Assets Less Liabilities — 0.4%		378,659

Net Assets — 100.0%		$107,861,397

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,510,382	304,144	4,814,526	$4,814,526	$24,912		$—	$—
SL Liquidity Series, LLC, Money Market Series	745,051	(549,373)	195,678	195,717	92	(b)	(26)	—

				$5,010,243	$25,004		$(26)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Advantage Emerging Markets Fund

Portfolio Abbreviations

ADR	American Depositary Receipts

ALL	Albanian Lek

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-voting Depository Receipts

PCL	Public Company Limited

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	116	12/20/19	$6,040	$185,201

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Morgan Stanley & Co., Inc.	02/24/23 — 02/27/23	$165,747	$43,952	(b)	$165,947	0.2%
	UBS AG	06/12/23 — 06/14/23	346,479	(11,601	)(c)	332,372	0.3

			$512,226	$32,351		$498,319

(a)

In regard to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 90-200 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

(b)	Amount Includes $43,752 of net dividends and financing fees.
(c)	Amount Includes $2,506 of net dividends and financing fees.

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Advantage Emerging Markets Fund

The following table represents the individual long and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of October 31, 2019 expiration dates 02/24/23 — 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Greece
Hellenic Telecommunications Organization SA	89	$1,350	0.8%

United Arab Emirates

Aldar Properties PJSC	257,380	164,597	99.2

Total Reference Entity — Long		165,947

Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$165,947

The following table represents the individual long and related values of the equity securities underlying the total return swap with UBS AG as of October 31, 2019 expiration dates 06/12/23 — 06/14/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

United Arab Emirates
Aldar Properties PJSC	273,141	$174,677	52.6%
Dubai Islamic Bank PJSC	30,118	43,356	13.0
Emaar Properties PJSC	98,381	114,339	34.4

Total Reference Entity — Long		332,372

Net Value of Reference Entity — UBS AG		$332,372

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$31,419	$—	$—	$31,419
Brazil	7,794,352	—	—	7,794,352
China	9,166,396	22,633,015	—	31,799,411
Colombia	552,418	—	—	552,418
Czech Republic	—	357,690	—	357,690
Greece	—	108,958	—	108,958
Hong Kong	153,323	915,042	—	1,068,365
Hungary	111,866	167,712	—	279,578
India	2,049,007	7,354,530	—	9,403,537
Indonesia	—	1,129,165	—	1,129,165
Malaysia	126,238	2,311,897	—	2,438,135
Mexico	2,625,093	—	—	2,625,093
Netherlands	572,271	—	—	572,271
Peru	89,897	158,047	—	247,944
Philippines	—	401,683	—	401,683
Poland	—	1,781,069	—	1,781,069
Russia	259,998	5,487,751	—	5,747,749
Saudi Arabia	103,426	1,788,189	—	1,891,615
Singapore	—	28,100	—	28,100
South Africa	1,287,413	3,375,935	—	4,663,348
South Korea	983,853	9,755,076	—	10,738,929
Taiwan	1,154,963	13,480,756	—	14,635,719
Thailand	—	1,945,949	—	1,945,949
Turkey	131,192	1,433,379	—	1,564,571
United Arab Emirates	—	335,224	—	335,224
United States	330,203	—		330,203
Short-Term Securities	4,814,526	—	—	4,814,526

Subtotal	$32,337,854	$74,949,167	$—	$107,287,021

Investments Valued at Net Asset Value (“NAV”)(a)				195,717

Total Investments				$107,482,738

Derivative Financial Instruments(b)
Assets:
Equity contracts	$185,201	$43,952	$—	$229,153
Liabilities:
Equity contracts	—	(11,601)	—	(11,601)

	$185,201	$32,351	$—	$217,552

(a)	Certain Investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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